UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005


ITEM 1.  REPORTS TO SHAREHOLDERS

                             MAXIM SERIES FUND, INC.

                           Maxim Profile II Portfolios

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Conservative Profile II Portfolio

In 2005 the Maxim Conservative Profile II Portfolio posted a 4.32% return. This return was obtained in a year where most financial markets provided only modest gains. For the full year, International stocks as measured by the MSCI EAFE Index returned 14.02% outpacing domestic stocks that returned 6.32% as measured by the Wilshire 5000 Index. With respect to Bonds, the Lehman Brothers Aggregate Bond Index rose 2.43%, while the shorter term Lehman Brothers 1-3 Credit Index returned 1.89%. With that as a backdrop, the portfolio outperformed its composite benchmark by .66% net of fees. Performance relative to the benchmarks was aided by exposure to the Maxim Bernstein International Portfolio that provided a return on 2.74% above the MSCI EAFE Index, as well as the Maxim Janus Large Cap Growth Portfolio, which provided returns 12.82% above the Wilshire 5000. On the Bond side, exposure to the Great-West GPF (profiles) provided returns modestly above its benchmark, as well as the Maxim Salomon High Yield Portfolio. The more detracting relative returns were provided by exposure to the Maxim INVESCO ADR Portfolio, the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Global Bond Portfolio.

                                                                             LEHMAN
                                              WILSHIRE         LEHMAN       1-3 YEAR       MSCI
                  MAXIM       COMPOSITE         5000         AGGREGATE       CREDIT        EAFE
                 BALANCE       BALANCE        BALANCE         BALANCE        BALANCE      BALANCE
               ------------- ------------- --------------- --------------- ------------ ------------
09/30/1999     10,000.00     10,000.00     10,000.00       10,000.00       10,000.00    10,000.00
12/31/1999     10,500.00     10,467.77     11,827.00       9,988.00        10,092.40    11,705.40
12/31/2000     10,599.75     10,979.84     10,539.04       11,149.60       10,880.01    10,075.69
12/31/2001     10,663.35     11,343.57     9,382.91        12,090.63       11,901.54    7,938.64
12/31/2002     10,511.93     11,560.52     7,425.63        13,331.13       12,728.69    6,695.45
12/31/2003     11,717.65     12,890.41     9,775.10        13,877.71       13,323.12    9,317.72
12/31/2004     12,549.60     13,683.55     10,995.04       14,479.86       13,564.27    11,246.30
12/31/2005     13,091.74     14,184.88     11,696.52       14,831.58       13,820.63    12,822.47

Maxim Conservative Profile II Portfolio
Total Return -

One Year:          4.32%
Five Year:         4.31%
Since Inception:   4.36%

Portfolio Inception:                 09/30/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Conservative Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, and the Morgan Stanley Capital International Europe, Australasia, Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Conservative Profile II Portfolio

In 2005 the Maxim Moderately Conservative Profile II Portfolio posted a 6.05% return. This return was obtained in a year where most financial markets provided only modest gains. For the full year, International stocks as measured by the MSCI EAFE Index returned 14.02% outpacing domestic stocks that returned 6.32% as measured by the Wilshire 5000 Index. With respect to Bonds, the Lehman Brothers Aggregate Bond Index rose 2.43%, while the shorter term Lehman Brothers 1-3 Credit Index returned 1.89%. With that as a backdrop, the portfolio outperformed its composite benchmark by .78% net of fees. Performance relative to the benchmarks was aided by exposure to Maxim Bernstein International Portfolio that provided a return on 2.74% above the MSCI EAFE Index, as well as the Maxim Janus Large Cap Growth Portfolio and the Maxim T. Rowe Price Mid-Cap growth Portfolio, which provided returns 12.82% and 7.85% respectfully above the Wilshire 5000. On the Bond side, exposure to the Great-West GPF (profiles) provided returns modestly above its benchmark, as well as the Maxim Salomon High Yield Portfolio. The more detracting relative returns were provided by exposure to the Maxim INVESCO ADR Portfolio, the Maxim Ariel Mid-Cap Value Portfolio, the Maxim Ariel Small-Cap Value Portfolio and the Maxim Global Bond Portfolio.

                                                                          LEHMAN
                                           WILSHIRE        LEHMAN        1-3 YEAR        MSCI
                 MAXIM       COMPOSITE       5000        AGGREGATE        CREDIT         EAFE
                BALANCE       BALANCE       BALANCE       BALANCE         BALANCE       BALANCE
               ----------- -------------- ------------ --------------- -------------- ------------
09/27/1999     10,000.00   10,000.00      10,000.00    10,000.00       10,000.00      10,000.00
12/31/1999     10,779.00   10,802.82      11,823.00     9,966.30       10,090.60      11,705.40
12/31/2000     10,525.69   10,853.29      10,535.48    11,125.38       10,878.07      10,075.69
12/31/2001      9,959.41   10,670.07       9,379.73    12,064.36       11,899.41       7,938.64
12/31/2002      9,335.95   10,300.83       7,423.12    13,302.17       12,726.42       6,695.45
12/31/2003     10,886.65   12,124.83       9,771.80    13,847.56       13,320.75       9,317.72
12/31/2004     11,964.43   13,198.58      10,991.32    14,448.40       13,561.85      11,246.30
12/31/2005     12,688.28   13,894.32      11,692.56    14,799.35       13,818.17      12,822.47

Maxim Moderately Conservative Profile II Portfolio
Total Return -

One Year:          6.05%
Five Year:         3.81%
Since Inception:   3.83%

Portfolio Inception:                 09/27/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Conservative Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, and the Morgan Stanley Capital International Europe, Australasia, Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderate Profile II Portfolio

In 2005 the Maxim Moderate Profile II Portfolio posted a 6.38% return. This return was obtained in a year where most financial markets provided only modest gains. For the full year, International stocks as measured by the MSCI EAFE Index returned 14.02% outpacing domestic stocks that returned 6.32% as measured by the Wilshire 5000 Index. With respect to Bonds, the Lehman Brothers Aggregate Bond Index rose 2.43%, while the shorter term Lehman Brothers 1-3 Credit Index returned 1.89%. With that as a backdrop, the portfolio outperformed its composite benchmark by .52% net of fees. Performance relative to the benchmarks was aided by the Maxim Bernstein International Portfolio that provided a return on 2.74% above the MSCI EAFE Index, as well as the Maxim Janus Large Cap Growth Portfolio and the Maxim T. Rowe Price Mid-Cap growth Portfolio, which provided returns 12.82% and 7.85% respectfully above the Wilshire 5000. On the Bond side, exposure to the Great-West GPF (profiles) provided returns modestly above its benchmark, as well as the Maxim Salomon High Yield Portfolio. The more detracting relative returns were provided by exposure to the maxim INVESCO ADR Portfolio, the Maxim Ariel Mid-Cap Value Portfolio, the Maxim Ariel Small-Cap Value Portfolio and the Maxim Global Bond Portfolio.

                                                                          LEHMAN
                                           WILSHIRE        LEHMAN       1-3 YEAR      MSCI
                  MAXIM      COMPOSITE       5000        AGGREGATE       CREDIT       EAFE
                 BALANCE      BALANCE       BALANCE       BALANCE       BALANCE      BALANCE
               ------------ ------------- ------------ --------------- ----------- ------------
09/16/1999     10,000.00    10,000.00     10,000.00    10,000.00       10,000.00   10,000.00
12/31/1999     10,868.00    11,408.74     11,518.00    10,015.00       10,116.80   11,705.40
12/31/2000     10,629.99    11,076.65     10,263.69    11,179.74       10,906.32   10,075.69
12/31/2001     9,913.53     10,567.17     9,137.76     12,123.31       11,930.31    7,938.64
12/31/2002     8,958.86     9,708.21      7,231.63     13,367.17       12,759.47    6,695.45
12/31/2003     10,781.09    11,828.32     9,519.71     13,915.22       13,355.33    9,317.72
12/31/2004     12,026.30    13,020.25     10,707.77    14,519.00       13,597.06   11,246.30
12/31/2005     12,793.58    13,783.76     11,390.93    14,871.67       13,854.05   12,822.47

Maxim Moderate Profile II Portfolio
Total Return -

One Year:          6.38%
Five Year:         3.78%
Since Inception:   3.97%

Portfolio Inception:                 09/16/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderate Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, and the Morgan Stanley Capital International Europe, Australasia, Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Moderately Aggressive II Portfolio

In 2005 the Maxim Moderately Aggressive Profile II Portfolio posted a 7.83% return. This return was obtained in a year where most financial markets provided only modest gains. For the full year, International stocks as measured by the MSCI EAFE Index returned 14.02% outpacing domestic stocks that returned 6.32% as measured by the Wilshire 5000 Index. With respect to Bonds, the Lehman Brothers Aggregate Bond Index rose 2.43%, while the shorter term Lehman Brothers 1-3 Credit Index returned 1.89%. With that as a backdrop, the portfolio outperformed its composite benchmark by .53% net of fees. Performance relative to the benchmarks was aided by exposure to the Maxim Bernstein International Portfolio that provided a return on 2.74% above the MSCI EAFE Index, as well as the Maxim Janus Large Cap Growth Portfolio and the Maxim T. Rowe Price Mid-Cap growth Portfolio, which provided returns 12.82% and 7.85% respectfully above the Wilshire 5000. On the Bond side, exposure to the Great-West GPF (profiles) provided returns modestly above its benchmark, as well as the Maxim Salomon High Yield Portfolio. The more detracting relative returns were provided by exposure to the Maxim INVESCO ADR Portfolio, the Maxim Ariel Mid-Cap Value Portfolio, the Maxim Ariel Small-Cap Value Portfolio and the Maxim Global Bond Portfolio.

                                                     WILSHIRE        LEHMAN         MSCI
                       MAXIM         COMPOSITE         5000        AGGREGATE        EAFE
                      BALANCE         BALANCE        BALANCE        BALANCE        BALANCE
                   --------------- --------------- ------------- --------------- ------------
09/16/1999         10,000.00       10,000.00       10,000.00     10,000.00       10,000.00
12/31/1999         11,216.00       11,189.10       11,518.00     10,015.00       11,705.40
12/31/2000         10,568.84       10,515.72       10,263.69     11,179.74       10,075.69
12/31/2001         9,433.74        9,603.22        9,137.76      12,123.31        7,938.64
12/31/2002         8,180.00        8,471.96        7,231.63      13,367.17        6,695.45
12/31/2003         10,163.65       10,728.57       9,519.71      13,915.22        9,317.72
12/31/2004         11,536.76       12,069.56       10,707.77     14,519.00       11,246.30
12/31/2005         12,440.09       12,950.76       11,390.93     14,871.67       12,822.47

Maxim Moderately Aggressive Profile II Portfolio
Total Return -

One Year:          7.83%
Five Year:         3.32%
Since Inception:   3.51%

Portfolio Inception:                 09/16/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Moderately Aggressive Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index, and the Morgan Stanley Capital International Europe, Australasia, Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Maxim Aggressive Profile II Portfolio

In 2005 the Maxim Aggressive Profile II Portfolio posted an 8.97% return. This return was obtained in a year where most financial markets provided only modest gains. For the full year, International stocks as measured by the MSCI EAFE Index returned 14.02% outpacing domestic stocks that returned 6.32% as measured by the Wilshire 5000 Index. With that as a backdrop, the portfolio outperformed its composite benchmark by .30% net of fees. Performance relative to the benchmarks was aided by exposure the Maxim Bernstein International Portfolio that provided a return on 2.74% above the MSCI EAFE Index, as well as the Maxim Janus Large Cap Growth Portfolio and the Maxim T. Rowe Price Mid-Cap growth Portfolio, which provided returns 12.82% and 7.85% respectfully above the Wilshire 5000. The more detracting relative returns were provided by exposure to the Maxim INVESCO ADR Portfolio, the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio.

                                                                   WILSHIRE            MSCI
                           MAXIM             COMPOSITE               5000              EAFE
                          BALANCE             BALANCE              BALANCE           BALANCE
                     ------------------ --------------------- ------------------- ---------------

09/16/1999           10,000.00          10,000.00             10,000.00           10,000.00
12/31/1999           11,692.00          11,574.22             11,518.00           11,705.40
12/31/2000           10,972.94          10,208.48             10,263.69           10,075.69
12/31/2001           9,505.86           8,775.01              9,137.76             7,938.64
12/31/2002           7,716.86           7,081.43              7,231.63             6,695.45
12/31/2003           10,085.93          9,481.86              9,519.71             9,317.72
12/31/2004           11,813.65          10,898.96             10,707.77           11,246.30
12/31/2005           12,873.34          11,843.96             11,390.93           12,822.47

Maxim Aggressive Profile II Portfolio
Total Return -

One Year:          8.97%
Five Year:         3.25%
Since Inception:   4.07%

Portfolio Inception:                 09/16/1999

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Aggressive Profile II Portfolio, made at its inception, with the performance of a Composite Index, the Wilshire 5000 Index, the Lehman Aggregate Bond Index, the Lehman 1-3 Year Credit Index, and the Morgan Stanley Capital International Europe, Australasia, Far East Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II, and Moderately Conservative Profile II Portfolios (the "Portfolios") of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II, and Moderately Conservative Profile II Portfolios of the Maxim Series Fund, Inc. as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 and the schedules of investments, the financial statements include investments valued at $48,307,284 (22% of net assets) for Conservative Profile II, $151,622,700 (15% of net assets) for Moderate Profile II, $4,022,864 (5% of net assets) for Moderately Aggressive Profile II, and $4,397,605 (22% of net assets) for Moderately Conservative Profile II, whose values have been estimated by the Board of Directors in the absence of readily ascertainable market values. We have reviewed the procedures used by the Board of Directors in arriving at its estimate of value of such investments and have inspected underlying documentation, and, in the circumstances, we believe the procedures are reasonable and the documentation appropriate. However, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and the differences could be material.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                        MAXIM            MAXIM
                                                      MAXIM            MAXIM           MAXIM           MODERATELY      MODERATELY
                                                     AGGRESSIVE      CONSERVATIVE     MODERATE         AGGRESSIVE     CONSERVATIVE
                                                   PROFILE II       PROFILE II       PROFILE II      PROFILE II       PROFILE II
                                                    PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                  --------------   --------------   -------------   --------------   --------------
                                                  --------------   --------------   -------------   --------------   --------------
ASSETS:
    Investments in securities, market value  (1)$   719,759,925  $   216,136,160  $ 1,021,061,820 $    81,366,757  $    19,721,561
    Dividends and interest receivable                    43,839            1,655          36,281            3,919              551
                                                  --------------   --------------   -------------   --------------   --------------
                                                  --------------   --------------   -------------   --------------   --------------

    Total assets                                    719,803,764      216,137,815    1,021,098,101      81,370,676       19,722,112
                                                  --------------   --------------   -------------   --------------   --------------
                                                  --------------   --------------   -------------   --------------   --------------

LIABILITIES:
    Due to investment adviser                            17,905            5,342          25,316            2,018              488
                                                  --------------   --------------   -------------   --------------   --------------
                                                  --------------   --------------   -------------   --------------   --------------

NET ASSETS                                      $   719,785,859  $   216,132,473  $ 1,021,072,785 $    81,368,658  $    19,721,624
                                                  ==============   ==============   =============   ==============   ==============
                                                  ==============   ==============   =============   ==============   ==============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value               $     7,626,338  $     2,284,671  $   11,129,320  $       803,893  $       199,157
    Additional paid-in capital                      596,872,515      208,330,604     904,863,465       86,178,835       20,826,104
    Net unrealized appreciation on investments       75,375,232        2,623,300      65,473,443        3,646,595          434,189
    Undistributed net investment income                  85,516                                             8,622            1,684
    Accumulated net realized gain (loss)             39,826,258        2,893,898      39,606,557       (9,269,287)      (1,739,510)
        on investments
                                                  --------------   --------------   -------------   --------------   --------------
                                                  --------------   --------------   -------------   --------------   --------------

NET ASSETS                                      $   719,785,859  $   216,132,473  $ 1,021,072,785 $    81,368,658  $    19,721,624
                                                  ==============   ==============   =============   ==============   ==============
                                                  ==============   ==============   =============   ==============   ==============

NET ASSET VALUE PER OUTSTANDING SHARE           $          9.44  $          9.46  $         9.17  $         10.12  $          9.90
                                                  ==============   ==============   =============   ==============   ==============
                                                  ==============   ==============   =============   ==============   ==============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                      200,000,000      150,000,000     200,000,000      150,000,000      150,000,000
    Outstanding                                      76,263,383       22,846,706     111,293,200        8,038,933        1,991,568

(1)  Cost of investments in securities:         $   644,384,693  $   213,512,860  $  955,588,377  $    77,720,162  $    19,287,372

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005

---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      MAXIM            MAXIM
                                                   MAXIM            MAXIM            MAXIM           MODERATELY      MODERATELY
                                                  AGGRESSIVE      CONSERVATIVE     MODERATE          AGGRESSIVE     CONSERVATIVE
                                                PROFILE II       PROFILE II       PROFILE II       PROFILE II       PROFILE II
                                                 PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                               --------------   --------------   --------------   --------------   --------------
                                               --------------   --------------   --------------   --------------   --------------
INVESTMENT INCOME:
    Income distributions received            $     8,992,107  $     7,193,227  $    22,287,896  $     1,713,344  $       470,840
                                               --------------   --------------   --------------   --------------   --------------
                                               --------------   --------------   --------------   --------------   --------------

EXPENSES:
    Management fees                                  683,798          213,457          998,587           74,682           18,359
                                               --------------   --------------   --------------   --------------   --------------
                                               --------------   --------------   --------------   --------------   --------------

NET INVESTMENT INCOME                              8,308,309        6,979,770       21,289,309        1,638,662          452,481
                                               --------------   --------------   --------------   --------------   --------------
                                               --------------   --------------   --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
    Net realized gain on investments              39,676,856        3,286,992       36,225,437        3,508,624          611,878
    Capital gain distributions received           49,511,643        4,274,287       45,596,525        4,633,199          682,146
    Change in net unrealized appreciation on     (37,698,615)      (5,431,258)     (40,242,409)      (3,956,263)        (627,907)
         investments
                                               --------------   --------------   --------------   --------------   --------------
                                               --------------   --------------   --------------   --------------   --------------

    Net realized and unrealized gain on           51,489,884        2,130,021       41,579,553        4,185,560          666,117
        investments
                                               --------------   --------------   --------------   --------------   --------------
                                               --------------   --------------   --------------   --------------   --------------

NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                          $    59,798,193  $     9,109,791  $    62,868,862  $     5,824,222  $     1,118,598
                                               ==============   ==============   ==============   ==============   ==============
                                               ==============   ==============   ==============   ==============   ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECMEBER 31, 2005 AND 2004

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                       MAXIM AGGRESSIVE         MAXIM CONSERVATIVE             MAXIM MODERATE
                                                     PROFILE II PORTFOLIO      PROFILE II PORTFOLIO         PROFILE II PORTFOLIO
                                                  ----------------------------------------------------------------------------------
                                                  -------------------------  -------------------------   ---------------------------
                                                     2005          2004         2005          2004          2005           2004
                                                  -----------   -----------  ------------  -----------   -----------   -------------
                                                  -----------   -----------  ------------  -----------   -----------   -------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                      $  8,308,309  $ 10,443,600 $   6,979,770 $  6,348,306  $ 21,289,309  $   22,924,616
     Net realized gain on investments             39,676,856    49,137,987     3,286,992    5,899,536    36,225,437      51,752,235
     Capital gain distributions received          49,511,643    18,460,136     4,274,287      825,586    45,596,525      14,448,248
     Change in net unrealized appreciation        (37,698,615)  22,178,188    (5,431,258)   1,059,261    (40,242,409)    15,594,703
          on investments
                                                  -----------   -----------  ------------  -----------   -----------   -------------
                                                  -----------   -----------  ------------  -----------   -----------   -------------

     Net increase in net assets resulting         59,798,193    100,219,911    9,109,791   14,132,689    62,868,862     104,719,802
         from operations
                                                  -----------   -----------  ------------  -----------   -----------   -------------
                                                  -----------   -----------  ------------  -----------   -----------   -------------

DISTRIBUTIONS:
     From net investment income                   (8,278,977)   (10,409,817)  (7,121,227)  (8,411,914)   (23,153,859)   (27,833,389)
     From net realized gains                      (63,746,610)  (30,099,010)  (5,292,273)  (4,622,829)   (55,212,399)   (45,348,690)
                                                  -----------   -----------  ------------  -----------   -----------   -------------
                                                  -----------   -----------  ------------  -----------   -----------   -------------

     Total distributions                          (72,025,587)  (40,508,827) (12,413,500)  (13,034,743)  (78,366,258)   (73,182,079)
                                                  -----------   -----------  ------------  -----------   -----------   -------------
                                                  -----------   -----------  ------------  -----------   -----------   -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares            281,795,817   154,357,649   98,597,861   61,914,387    388,755,236    206,224,576
     Reinvestment of distributions                72,025,587    40,508,827    12,413,500   13,034,743    78,366,258      73,182,079
     Redemptions of shares                        (308,599,506) (159,347,023)(106,934,749) (63,535,432)  (434,864,516) (237,822,864)
                                                  -----------   -----------  ------------  -----------   -----------   -------------
                                                  -----------   -----------  ------------  -----------   -----------   -------------

     Net increase in net assets resulting         45,221,898    35,519,453     4,076,612   11,413,698    32,256,978      41,583,791
         from share transactions
                                                  -----------   -----------  ------------  -----------   -----------   -------------
                                                  -----------   -----------  ------------  -----------   -----------   -------------

     Total increase in net assets                 32,994,504    95,230,537       772,903   12,511,644    16,759,582      73,121,514

NET ASSETS:
     Beginning of period                          686,791,355   591,560,818  215,359,570   202,847,926   1,004,313,203  931,191,689
                                                  -----------   -----------  ------------  -----------   -----------   -------------
                                                  -----------   -----------  ------------  -----------   -----------   -------------

     End of period  (1)                         $ 719,785,859 $ 686,791,355$ 216,132,473 $ 215,359,570 $ 1,021,072,78$ 1,004,313,203
                                                  ===========   ===========  ============  ===========   ===========   =============
                                                  ===========   ===========  ============  ===========   ===========   =============

OTHER INFORMATION:

SHARES:
     Sold                                         29,204,345    16,982,908    10,232,325    6,413,388    41,626,011      22,387,352
     Issued in reinvestment of                     7,538,913     4,305,374     1,302,869    1,367,930     8,466,306       7,981,359
         distributions
     Redeemed                                     (31,945,045)  (17,546,694) (11,097,017)  (6,584,843)   (46,570,586)   (25,815,019)
                                                  -----------   -----------  ------------  -----------   -----------   -------------
                                                  -----------   -----------  ------------  -----------   -----------   -------------

     Net increase                                  4,798,213     3,741,588       438,177    1,196,475     3,521,731       4,553,692
                                                  ===========   ===========  ============  ===========   ===========   =============
                                                  ===========   ===========  ============  ===========   ===========   =============

(1)  Including undistributed net investment income$    85,516  $     56,184 $             $             $             $


See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECMEBER 31, 2005 AND 2004

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                               MAXIM MODERATELY AGGRESSIVE        MAXIM MODERATELY CONSERVATIVE
                                                                  PROFILE II PORTFOLIO                PROFILE II PORTFOLIO
                                                               ---------------------------------------------------------------------
                                                               -----------------------------        ------------------------------
                                                                   2005            2004                 2005             2004
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                   $    1,638,662  $    1,486,994       $      452,481   $      455,133
     Net realized gain on investments                             3,508,624       4,900,018              611,878          764,378
     Capital gain distributions received                          4,633,199       1,200,190              682,146          214,732
     Change in net unrealized appreciation on investments        (3,956,263)      1,180,251             (627,907)         166,591
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

     Net increase in net assets resulting from operations         5,824,222       8,767,453            1,118,598        1,600,834
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

DISTRIBUTIONS:
     From net investment income                                  (1,635,394)     (1,490,414)            (452,005)        (456,664)
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                           25,125,189      17,888,092            6,770,332        6,662,239
     Reinvestment of distributions                                1,635,394       1,490,414              452,005          456,664
     Redemptions of shares                                      (24,110,491)    (18,240,128)          (6,999,693)      (4,891,371)
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

     Net increase in net assets resulting share transactions      2,650,092       1,138,378              222,644        2,227,532
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

     Total increase in net assets                                 6,838,920       8,415,417              889,237        3,371,702

NET ASSETS:
     Beginning of period                                         74,529,738      66,114,321           18,832,387       15,460,685
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

     End of period  (1)                                      $   81,368,658  $   74,529,738       $   19,721,624   $   18,832,387
                                                               =============   =============        =============    =============
                                                               =============   =============        =============    =============

OTHER INFORMATION:

SHARES:
     Sold                                                         2,588,883       2,009,513              700,354          729,570
     Issued in reinvestment of distributions                        162,623         160,398               46,015           48,992
     Redeemed                                                    (2,489,591)     (2,063,577)            (725,469)        (539,536)
                                                               -------------   -------------        -------------    -------------
                                                               -------------   -------------        -------------    -------------

     Net increase                                                   261,915         106,334               20,900          239,026
                                                               =============   =============        =============    =============
                                                               =============   =============        =============    =============

(1)  Including undistributed net investment income           $        8,622  $        5,354       $        1,684   $        1,208


See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                         Year Ended December 31,
                                       ---------------------------------------------------------------
                                       ---------------------------------------------------------------
                                          2005         2004         2003         2002         2001
                                       -----------  -----------   ----------   ----------   ----------
                                       -----------  -----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period $       9.61 $       8.73  $      6.72  $      8.32  $      9.85

Income from Investment Operations

Net investment income                        0.12         0.15         0.05         0.04         0.03
Capital gain distributions received          0.65         0.26         0.04         0.08         0.09
                                       -----------  -----------   ----------   ----------   ----------
                                       -----------  -----------   ----------   ----------   ----------

    Total distributions received             0.77         0.41         0.09         0.12         0.12

Net realized and unrealized gain (loss)
    on investments                           0.08         1.07         1.97        (1.68)       (1.46)
                                       -----------  -----------   ----------   ----------   ----------
                                       -----------  -----------   ----------   ----------   ----------

Total Income (Loss) From
    Investment Operations                    0.85         1.48         2.06        (1.56)       (1.34)
                                       -----------  -----------   ----------   ----------   ----------
                                       -----------  -----------   ----------   ----------   ----------

Less Distributions

From net investment income                  (0.12)       (0.15)       (0.05)       (0.04)       (0.10)
From net realized gains                     (0.90)       (0.45)                                 (0.09)
                                       -----------  -----------   ----------   ----------   ----------
                                       -----------  -----------   ----------   ----------   ----------

Total Distributions                         (1.02)       (0.60)       (0.05)       (0.04)       (0.19)
                                       -----------  -----------   ----------   ----------   ----------
                                       -----------  -----------   ----------   ----------   ----------

Net Asset Value, End of Period       $       9.44 $       9.61  $      8.73  $      6.72  $      8.32
                                       ===========  ===========   ==========   ==========   ==========
                                       ===========  ===========   ==========   ==========   ==========


Total Return                                8.97%       17.13%       30.70%      (18.82%)     (13.37%)

Net Assets, End of Period ($000)     $    719,786 $    686,791  $   591,561  $   367,126  $    97,128

Ratio of Expenses to Average Net Assets #   0.10%        0.10%        0.10%        0.10%        0.10%

Ratio of Net Investment Income to
    Average Net Assets                      1.22%        1.71%        0.81%        1.00%        0.78%

Portfolio Turnover Rate                    22.08%       37.96%       57.59%       73.73%       50.89%


 # Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                          (Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                               Year Ended December 31,
                                          ------------------------------------------------------------------
                                          ------------------------------------------------------------------
                                             2005          2004          2003          2002         2001
                                          -----------   ------------  ------------  -----------   ----------
                                          -----------   ------------  ------------  -----------   ----------

Net Asset Value, Beginning of Period    $       9.61  $        9.56 $        8.95 $       9.41  $      9.81

Income from Investment Operations

Net investment income                           0.32           0.40          0.37         0.33         0.38
Capital gain distributions received             0.19           0.04          0.04         0.08         0.04
                                          -----------   ------------  ------------  -----------   ----------
                                          -----------   ------------  ------------  -----------   ----------

    Total distributions received                0.51           0.44          0.41         0.41         0.42

Net realized and unrealized gain (loss)
    on investments                             (0.10)          0.23          0.61        (0.54)       (0.36)
                                          -----------   ------------  ------------  -----------   ----------
                                          -----------   ------------  ------------  -----------   ----------

Total Income (Loss) From
    Investment Operations                       0.41           0.67          1.02        (0.13)        0.06
                                          -----------   ------------  ------------  -----------   ----------
                                          -----------   ------------  ------------  -----------   ----------

Less Distributions

From net investment income                     (0.32)         (0.40)        (0.37)       (0.33)       (0.42)
From net realized gains                        (0.24)         (0.22)        (0.04)                    (0.04)
                                          -----------   ------------  ------------  -----------   ----------
                                          -----------   ------------  ------------  -----------   ----------

Total Distributions                            (0.56)         (0.62)        (0.41)       (0.33)       (0.46)
                                          -----------   ------------  ------------  -----------   ----------
                                          -----------   ------------  ------------  -----------   ----------

Net Asset Value, End of Period          $       9.46  $        9.61 $        9.56 $       8.95  $      9.41
                                          ===========   ============  ============  ===========   ==========
                                          ===========   ============  ============  ===========   ==========


Total Return                                   4.32%          7.10%        11.47%       (1.42%)       0.60%

Net Assets, End of Period ($000)        $    216,132  $     215,360 $     202,848 $    138,060  $    16,771

Ratio of Expenses to Average Net Assets #      0.10%          0.10%         0.10%        0.10%        0.10%

Ratio of Net Investment Income to
    Average Net Assets                         3.27%          3.14%         3.50%        5.39%        5.16%

Portfolio Turnover Rate                       43.41%         46.10%        75.27%       49.35%       66.37%


 # Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                                (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                          Year Ended December 31,
                                       --------------------------------------------------------------
                                       --------------------------------------------------------------
                                          2005         2004         2003         2002        2001
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Net Asset Value, Beginning of Period $       9.32 $       9.02  $      7.64  $      8.64 $      9.61

Income from Investment Operations

Net investment income                        0.22         0.27         0.16         0.17        0.20
Capital gain distributions received          0.41         0.13         0.04         0.08        0.07
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

    Total distributions received             0.63         0.40         0.20         0.25        0.27

Net realized and unrealized gain (loss)
    on investments                          (0.04)        0.62         1.34        (1.08)      (0.92)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Total Income (Loss) From
    Investment Operations                    0.59         1.02         1.55        (0.83)      (0.65)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Less Distributions

From net investment income                  (0.22)       (0.27)       (0.16)       (0.17)      (0.25)
From net realized gains                     (0.52)       (0.45)       (0.01)                   (0.07)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Total Distributions                         (0.74)       (0.72)       (0.17)       (0.17)      (0.32)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Net Asset Value, End of Period       $       9.17 $       9.32  $      9.02  $      7.64 $      8.64
                                       ===========  ===========   ==========   ==========  ==========
                                       ===========  ===========   ==========   ==========  ==========


Total Return                                6.38%       11.55%       20.34%       (9.63%)     (6.74%)

Net Assets, End of Period ($000)     $  1,021,073 $  1,004,313  $   931,192  $   595,560 $    67,421

Ratio of Expenses to Average Net Assets #   0.10%        0.10%        0.10%        0.10%       0.10%

Ratio of Net Investment Income to
    Average Net Assets                      2.13%        2.45%        2.23%        3.62%       2.77%

Portfolio Turnover Rate                    36.96%       38.17%       74.01%       45.84%      67.24%


 # Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                         (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                          Year Ended December 31,
                                       --------------------------------------------------------------
                                       --------------------------------------------------------------
                                          2005         2004         2003         2002        2001
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Net Asset Value, Beginning of Period $       9.58 $       8.62  $      7.05  $      8.30 $      9.59

Income from Investment Operations

Net investment income                        0.21         0.20         0.13         0.15        0.13
Capital gain distributions received          0.58         0.15         0.04         0.08        0.08
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

    Total distributions received             0.79         0.35         0.17         0.23        0.21

Net realized and unrealized gain (loss)
    on investments                          (0.04)        0.81         1.53        (1.33)      (1.24)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Total Income (Loss) From
    Investment Operations                    0.75         1.16         1.70        (1.10)      (1.03)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Less Distributions

From net investment income                  (0.21)       (0.20)       (0.13)       (0.15)      (0.19)
From net realized gains                                                                        (0.07)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Total Distributions                         (0.21)       (0.20)       (0.13)       (0.15)      (0.26)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Net Asset Value, End of Period       $      10.12 $       9.58  $      8.62  $      7.05 $      8.30
                                       ===========  ===========   ==========   ==========  ==========
                                       ===========  ===========   ==========   ==========  ==========


Total Return                                7.83%       13.51%       24.25%      (13.29%)    (10.74%)

Net Assets, End of Period ($000)     $     81,369 $     74,530  $    66,114  $    50,587 $    81,364

Ratio of Expenses to Average Net Assets #   0.10%        0.10%        0.10%        0.10%       0.10%

Ratio of Net Investment Income to
    Average Net Assets                      2.19%        2.24%        1.77%        1.68%       1.96%

Portfolio Turnover Rate                    38.44%       51.14%      103.04%      155.78%      50.92%


 # Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                         (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                         Year Ended December 31,
                                       --------------------------------------------------------------
                                       --------------------------------------------------------------
                                          2005         2004         2003         2002        2001
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Net Asset Value, Beginning of Period $       9.56 $       8.93  $      7.85  $      8.72 $      9.59

Income from Investment Operations

Net investment income                        0.24         0.25         0.20         0.33        0.28
Capital gain distributions received          0.34         0.11         0.04         0.09        0.05
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

    Total distributions received             0.58         0.36         0.24         0.42        0.33

Net realized and unrealized gain (loss)      0.00         0.52         1.05        (0.97)      (0.84)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------
    on investments

Total Income (Loss) From
    Investment Operations                    0.58         0.88         1.29        (0.55)      (0.51)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Less Distributions

From net investment income                  (0.24)       (0.25)       (0.21)       (0.32)      (0.31)
From net realized gains                                                                        (0.05)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Total Distributions                         (0.24)       (0.25)       (0.21)       (0.32)      (0.36)
                                       -----------  -----------   ----------   ----------  ----------
                                       -----------  -----------   ----------   ----------  ----------

Net Asset Value, End of Period       $       9.90 $       9.56  $      8.93  $      7.85 $      8.72
                                       ===========  ===========   ==========   ==========  ==========
                                       ===========  ===========   ==========   ==========  ==========


Total Return                                6.05%        9.90%       16.61%       (6.26%)     (5.38%)

Net Assets, End of Period ($000)     $     19,722 $     18,832  $    15,461  $    11,924 $    20,727

Ratio of Expenses to Average Net Assets #   0.10%        0.10%        0.10%        0.10%       0.10%

Ratio of Net Investment Income to
    Average Net Assets                      2.46%        2.85%        2.76%        3.04%       3.58%

Portfolio Turnover Rate                    60.44%       50.48%      110.33%      157.51%      58.68%


 # Does not include expenses of the investment companies in which the portfolio invests.


See notes to financial statements.                                                         (Concluded)

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund. Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis. The investment in the Contract is a guaranteed account invested in the general account of GWL&A. The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

      Income on the Great-West Life & Annuity Contract is accrued daily.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.


2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A. The contract has a stable principal value and pays a fixed rate of interest. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).

      As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

      An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the year ended December 31, 2005, in which the issuer was an affiliate of the Portfolio, is included on the following pages.



                                                   Market                                                                   Market
                                   Shares          Value        Purchase                     Realized       Dividends       Value
             Affiliate               Held       12/31/2004        Cost        Sales Cost       Gain         Received     12/31/2005
     ---------------------------   ----------   ------------    ----------    -----------   ------------    ---------    -----------
     ---------------------------   ----------   ------------    ----------    -----------   ------------    ---------    -----------

     Aggressive Profile II
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Ariel MidCap
        Value Portfolio            6,270,019    137,325,530  $  29,493,300 $  14,477,194     5,364,458   $   702,632  $  141,577,562
        Maxim Ariel Small-Cap
        Value Portfolio            4,104,241     50,431,234     13,580,373     5,144,376      1,861,414      312,125      51,795,527
        Maxim Bernstein
        International Equity
        Portfolio                  5,814,242     69,056,292     23,097,834     8,682,819      4,835,296     1,292,618     74,654,865
        Maxim INVESCO ADR
        Portfolio                  3,947,015     68,982,243     9,932,787      7,383,592      3,594,372     1,091,961     73,730,246
        Maxim Janus Large Cap
        Growth Portfolio           4,808,213    103,413,144     13,778,060    38,488,432     12,179,840            0      71,594,292
        Maxim Loomis Sayles
        Small-Cap Value
        Portfolio                  2,668,906     51,747,386     10,843,467     5,080,796      2,252,364      201,297      53,538,262
        Maxim MFS(R)
        International Growth
        Portfolio                  5,243,802     69,340,634     13,735,548     8,491,167      3,222,776      758,240      74,252,239
        Maxim T. Rowe Price
        Equity/Income Portfolio    3,982,903     33,990,924     47,046,000     6,251,661      1,263,429     1,082,275     71,094,824
        Maxim T. Rowe Price
        MidCap Growth Portfolio    3,945,513     68,179,962     11,901,518     9,139,212      4,012,740            0      72,123,987
        Maxim Trusco Small-Cap
        Growth Portfolio           2,102,026     34,338,975     5,268,537      4,885,959      1,090,167            0      35,398,121








                                                   Market                                    Realized                    Market
                                    Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate                Held       12/31/2004        Cost        Sales Cost      (Loss)       Received     12/31/2005
     ---------------------------    ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Conservative Profile II
       Portfolio
     ---------------------------
     ---------------------------
        Maxim Federated Bond        2,219,944     21,233,239  $  4,494,960  $   3,856,645    $ (59,166)  $    746,423    21,555,656
        Portfolio
        Maxim Global Bond
        Portfolio                   3,289,551     32,284,930     8,258,106      5,620,192        79,341     1,664,105    32,829,718
        Maxim Janus Large Cap
        Growth Portfolio            1,447,732     22,314,397     4,597,620      4,881,457     2,304,410             0    21,556,732
        Maxim Salomon Brothers
        High Yield Bond
        Portfolio                   2,151,638     21,358,067     5,738,658      4,273,717       191,926     1,369,491    21,623,966
        Maxim Short Duration
        Bond Portfolio              1,657,411     63,631,514     5,308,716     52,662,270     (658,369)     1,247,326    16,143,180
        Maxim U.S. Government
        Mortgage Securities
        Portfolio                   1,854,503     21,238,173     4,583,193      3,980,821     (186,475)       891,046    21,586,420







                                                 Market                                     Realized                    Market
                                   Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate               Held        12/31/2004       Cost        Sales Cost      (Loss)       Received     12/31/2005
     --------------------------    ----------    -----------    ----------    -----------   -----------    ---------    -----------

     Moderate Profile II
       Portfolio
     --------------------------
     --------------------------
       Maxim Ariel MidCap          4,443,841  $  102,145,482 $  16,445,567 $   9,469,710     4,939,114  $   506,341  $  100,341,924
       Value Portfolio
       Maxim Bernstein
       International Equity
       Portfolio                   5,499,319     51,388,622     35,566,917     7,347,322     5,130,304     1,223,353    70,611,252
       Maxim Federated Bond
       Portfolio                   5,225,617     48,783,803     9,632,112      6,901,877     (109,169)     1,744,730    50,740,739
       Maxim Global Bond
       Portfolio                   10,323,963    98,907,941     24,092,609    13,457,393       229,530     5,201,169    103,033,152
       Maxim INVESCO ADR
       Portfolio                   3,732,044     51,311,164     23,580,890     6,486,597     4,149,946     1,002,226    69,714,576
       Maxim Janus Large Cap
       Growth Portfolio            6,816,957     102,563,249    17,476,469    18,184,735     8,731,807            0     101,504,488
       Maxim Loomis Sayles
       Small-Cap Value
       Portfolio                   1,261,176     25,660,864     4,890,586      2,976,606     1,464,578       96,758     25,299,200
       Maxim MFS(R)
       International Growth
       Portfolio                   4,951,193     51,578,356     26,763,948     7,646,761     3,093,448      720,459     70,108,889
       Maxim Salomon Brothers
       High Yield Bond
       Portfolio                   5,065,832     49,072,176     11,708,056     7,168,465       319,965     3,190,262    50,901,567
       Maxim T. Rowe Price
       Equity/Income Portfolio     5,645,771     101,130,723    17,655,583    10,724,148     3,298,838     1,563,348    100,777,016
       Maxim T. Rowe Price
       MidCap Growth Portfolio     2,796,557     50,712,594     7,650,269      8,246,210     2,795,928            0     51,121,061
       Maxim U.S. Government
       Mortgage Securities
       Portfolio                   4,365,399     48,795,310     9,835,942      7,090,821     (303,717)     2,081,655    50,813,238


3. PURCHASES & SALES OF UNDERLYING INVESTMENTS

      For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                  Purchases          Sales
                                                                 ------------    ---------------

     Aggressive Profile II Portfolio                             178,677,424        147,702,064
     Conservative Profile II Portfolio                            94,831,969         91,915,831
     Moderate Profile II Portfolio                               384,650,201        363,906,597

     Moderately Aggressive Profile II Portfolio                   35,128,298         27,845,261
     Moderately Conservative Profile II Portfolio                 11,788,725         10,883,930

4. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2005 were as follows:

                                  Cost For                                                  Net
                                   Income                                               Unrealized
                                    Tax            Gross              Gross            Appreciation
                                  Purposes      Appreciation      Depreciation        (Depreciation)
                                -------------   -------------    ----------------    ------------------
     Aggressive Profile II
        Portfolio            $   655,379,135  $   66,332,082  $      (1,951,292)  $         64,380,790

     Conservative Profile
        II Portfolio             215,925,012       6,699,508         (6,488,360)               211,148
     Moderate Profile II
        Portfolio                966,606,270      65,927,802        (11,472,252)            54,455,550
     Moderately Aggressive
        Profile II Portfolio
                                  83,843,430       2,641,832         (5,118,505)           (2,476,673)
     Moderately Conservative
        Profile II Portfolio      20,581,106         449,420         (1,308,965)             (859,545)


5. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2005 and 2004 were as follows:

                                                                       2005            2004
                                                                   -------------   -------------
                                                                   -------------   -------------
     Aggressive Profile II Portfolio
          Distributions paid from:
             Ordinary income                                          8,278,977      10,409,817

             Long-term capital gain                                  63,746,610      30,099,010
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                     72,025,587      40,508,827


                                                                   =============   =============
                                                                   =============   =============
     Conservative Profile II Portfolio
          Distributions paid from:
             Ordinary income                                          7,191,975       8,853,920

             Long-term capital gain                                   5,221,525       4,180,823
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                     12,413,500      13,034,743

                                                                   =============   =============
     Moderate Profile II Portfolio
          Distributions paid from:
             Ordinary income                                         23,222,725      28,940,159
             Long-term capital gain                                  55,143,533      44,241,920
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                     78,366,258      73,182,079
                                                                   =============   =============
                                                                                   =============
     Moderately Aggressive Profile II Portfolio
          Distributions paid from:
             Ordinary income                                          1,635,394       1,490,414
             Long-term capital gain                                           0               0
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                      1,635,394       1,490,414
                                                                   =============   =============
                                                                                   =============
     Moderately Conservative Profile II Portfolio
          Distributions paid from:
             Ordinary income                                            452,005         456,664
             Long-term capital gain                                           0               0
                                                                   -------------   -------------
                                                                   -------------   -------------
                                                                        452,005         456,664
                                                                   =============   =============


      As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

     Aggressive Profile II Portfolio
          Undistributed ordinary income                                                  85,516
          Undistributed capital gains                                                50,820,700
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                   50,906,216
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                 64,380,790
          Capital loss carryforwards                                                          0
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                     115,287,006
                                                                                   =============




     Conservative Profile II Portfolio
          Undistributed ordinary income                                                  44,934
          Undistributed capital gains                                                 5,261,116
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                    5,306,050
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                    211,148
          Capital loss carryforwards                                                          0
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                       5,517,198
                                                                                   =============

     Moderate Profile II Portfolio
          Undistributed ordinary income                                                  87,252
          Undistributed capital gains                                                50,537,198
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                   50,624,450
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                 54,455,550
          Capital loss carryforwards                                                          0
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated gain on investments                                     105,080,000
                                                                                   =============

     Moderately Aggressive Profile II Portfolio
          Undistributed ordinary income                                                   8,622
          Undistributed capital gains                                                         0
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                        8,622
                                                                                   -------------
                                                                                   -------------

          Net unrealized appreciation on investments                                (2,476,673)
          Capital loss carryforwards                                                (3,146,019)
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated loss on investments                                     (5,614,070)
                                                                                   =============

     Moderately Conservative Profile II Portfolio
          Undistributed ordinary income                                                   1,684
          Undistributed capital gains                                                         0
                                                                                   -------------
                                                                                   -------------
          Net accumulated earnings                                                        1,684
                                                                                   -------------
                                                                                   -------------

          Net unrealized depreciation on investments                                  (859,545)
          Capital loss carryforwards                                                  (445,776)
          Post-October losses                                                                 0
                                                                                   -------------
                                                                                   -------------
          Total accumulated loss on investments                                     (1,303,637)
                                                                                   =============


           Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. For the year ended December 31, 2005, the Conservative Profile II Portfolio reclassified $141,457 from accumulated net realized gain on investments to undistributed net investment income and the Moderate Profile II Portfolio reclassified $1,864,550 from accumulated net realized gain on investments to undistributed net investment income. This adjustment has no impact on net assets or the results of operations. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

          At December 31, 2005, the Portfolios had unused capital loss carryforwards expiring in the years indicated:

                                                        2011
                                                     ------------

     Moderately Aggressive Profile II Portfolio        3,146,019
     Moderately Conservative Profile II                  445,776
        Portfolio

          At December 31, 2005, the Portfolios utilized capital loss carryforwards as indicated:

     Moderately Aggressive Profile II Portfolio     $   7,480,617

     Moderately Conservative Profile II Portfolio   $   1,357,915



6. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2005, the following are the percentages that qualify for the dividend received deduction available to the Portfolios' corporate shareholders.

                                                        Percent of Ordinary
                                                        Income Distributions
                                                           Qualifying for
                                                         Dividends Received
                                                             Deduction
                                                       ---------------------

     Aggressive Profile II Portfolio                               22%
     Conservative Profile II Portfolio                              3%
     Moderate Profile II Portfolio                                  8%
     Moderately Aggressive Profile II Portfolio                    10%
     Moderately Conservative Profile II Portfolio                   4%

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

COMMON STOCK
Shares                                                                                    Value ($)
-------------- ---- ---------------------------------------------------------------- -- --------------
    4,304,088  *(+Great West Life & Annuity Contract                               $        4,397,604
       42,960       Maxim Ariel MidCap Value Portfolio                                        970,047
       37,489       Maxim Ariel Small-Cap Value Portfolio                                     473,111
       79,709       Maxim Bernstein International Equity Portfolio                          1,023,464
      101,039       Maxim Federated Bond Portfolio                                            981,090
      199,621       Maxim Global Bond Portfolio                                             1,992,214
       54,100       Maxim INVESCO ADR Portfolio                                             1,010,591
      131,826       Maxim Janus Large Cap Growth Portfolio                                  1,962,889
       24,387       Maxim Loomis Sayles Small-Cap Value Portfolio                             489,196
       71,879       Maxim MFS(R) International Growth Portfolio                             1,017,803
      195,856       Maxim Salomon Brothers High Yield Bond Portfolio                        1,968,357
       50,292       Maxim Short Duration Bond Portfolio                                       489,843
       54,582       Maxim T. Rowe Price Equity/Income Portfolio                               974,293
       54,079       Maxim T. Rowe Price MidCap Growth Portfolio                               988,559
       84,407       Maxim U.S. Government Mortgage Securities Portfolio                       982,500
                                                                                        --------------

Total Moderately Conservative Profile II Portfolio                                   $     19,721,561
                                                                                        ==============
(Cost of Investments $19,287,372)                                                          (Concluded)




* Represents amount contributed.

+ Security is fair valued at December 31, 2005.

See Notes to Financial Statements.

Maxim Series Fund, Inc
Summary of Investments by Asset Class

Maxim Moderately Conservative Profile II Portfolio
December 31, 2005
Unaudited

                                                 % of Portfolio
      Asset Class             Value ($)           Investments
------------------------   ----------------   --------------------
------------------------   ----------------   --------------------
International Equity           $ 3,051,858                 15.47%
Small-Cap Equity                   962,307                  4.88%
MidCap Equity                    1,958,606                  9.93%
Large-Cap Equity                 2,937,182                 14.89%
Bond                             5,924,161                 30.04%
Short-Term Bond                  4,887,447                 24.79%
                           ----------------   --------------------
                           ----------------   --------------------
                              $ 19,721,561                100.00%
                           ================   ====================
                           ================   ====================

SHAREHOLDER EXPENSE EXAMPLE
 Maxim Conservative Profile II Portfolio
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                          Beginning           Ending            Expenses Paid
                        Account Value      Account Value       During Period*
                         (6/30/2005)       (12/31/2005)      (6/30/05-12/31/05)



 Actual                 $     1,000.00      $   1,030.23      $    0.51

 Hypothetical
 (5% return before
expenses)               $     1,000.00      $   1,024.70      $    0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.


SHAREHOLDER EXPENSE EXAMPLE
 Maxim Moderately Conservative Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                           Beginning           Ending            Expenses Paid
                         Account Value      Account Value       During Period*
                          (6/30/2005)        (12/31/2005)     (6/30/05-12/31/05)



 Actual              $   1,000.00      $   1,051.43     $     0.52

 Hypothetical
 (5% return before
expenses)            $   1,000.00      $   1,024.70     $     0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
 Maxim Moderate Profile II Portfolio
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                         Beginning           Ending            Expenses Paid
                       Account Value      Account Value       During Period*
                        (6/30/2005)        (12/31/2005)      (6/30/05-12/31/05)

 Actual                  $    1,000.00     $    1,060.67       $   0.52

 Hypothetical
 (5% return before
 expenses)               $    1,000.00     $    1,024.70       $   0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
 Maxim Moderately Aggressive Profile II Portfolio
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                          Beginning           Ending            Expenses Paid
                        Account Value      Account Value       During Period*
                         (6/30/2005)       (12/31/2005)      (6/30/05-12/31/05)



 Actual                 $     1,000.00      $   1,074.91      $    0.52

 Hypothetical
 (5% return before
expenses)               $     1,000.00      $   1,024.70      $    0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

SHAREHOLDER EXPENSE EXAMPLE
 Maxim Aggressive Profile II Portfolio
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                         Beginning           Ending            Expenses Paid
                       Account Value      Account Value       During Period*
                        (6/30/2005)       (12/31/2005)      (6/30/05-12/31/05)



 Actual               $    1,000.00      $   1,089.33     $     0.53

 Hypothetical
 (5% return before
expenses)             $    1,000.00      $   1,024.70     $     0.51

*Expenses are equal to the Portfolio's annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                                      INDEPENDENT* DIRECTORS
---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- -----------------------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       34
(80)                         1988 to       Metro Chamber of Commerce
                             present
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 34
Koeppe (73)                  1987 to
                             present
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        34
Zisman (65)                  1982 to       Ingraham and Daniel, P.C.
                             present
--------------- ------------ ------------- ----------------------------- ---------- ---------------
---------------------------------------------------------------------------------------------------
                                INTERESTED* DIRECTORS AND OFFICERS
---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                              by
                                                                         Director
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   Beginning January 1,            34      Director,
McCallum (63)       and      to present     2006:  Vice Chairman,                   Great-West
                 President                  Great-West Life & Annuity               Lifeco Inc.,
                                            Insurance Company ;Through              Great-West
                                            December 31, 2005:                      Life &
                                            President and Chief                     Annuity
                                            Executive Officer of                    Insurance
                                            Great-West Life & Annuity               Company,
                                            Insurance Company, United               First
                                            States Operations of The                Great-West
                                            Great-West Life Assurance               Life &
                                            Company, and the United                 Annuity
                                            States Operations of The                Insurance
                                            Canada Life Assurance                   Company,
                                            Company;  Co-President and              GWL&A
                                            Chief Executive Officer of              Financial
                                            Great-West Lifeco Inc.;                 Inc., The
                                            President and Chief                     Great-West
                                            Executive Officer of GWL&A              Life
                                            Financial Inc. and Canada               Assurance
                                            Life Insurance Company of               Company, The
                                            America (through February               Canada Life
                                            13, 2006); President and                Assurance
                                            Chief Executive Officer of              Company,
                                            First Great-West Life &                 Canada Life
                                            Annuity Insurance Company               Insurance
                                            and Alta Health & Life                  Company of
                                            Insurance Company                       America, and
                                                                                    Alta Health &
                                                                                    Life
                                                                                    Insurance
                                                                                    Company.
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        34      Director,
T.G. Graye                   to present     and Chief Financial                     Alta Health &
(50)                                        Officer of Great-West Life              Life
                                            & Annuity Insurance                     Insurance
                                            Company, First Great-West               Company,
                                            Life & Annuity Insurance                EMJAY
                                            Company, Canada Life                    Corporation,
                                            Insurance Company of                    EMJAY
                                            America, GWL&A Financial,               Retirement
                                            Inc., the United States                 Plan
                                            Operations of The                       Services,
                                            Great-West Life Assurance               Inc., GWL
                                            Company, and the United                 Properties,
                                            States Operations for The               Inc.,
                                            Canada Life Assurance                   Great-West
                                            Company;  President, GW                 Benefit
                                            Capital Management, LLC,                Services,
                                            Orchard Capital                         Inc.;
                                            Management, LLC, and GWL                Manager, GW
                                            Properties, Inc.;                       Capital
                                            Executive Vice President,               Management,
                                            Orchard Trust Company, LLC              LLC, Orchard
                                                                                    Capital
                                                                                    Management,
                                                                                    LLC, Orchard
                                                                                    Trust
                                                                                    Company, LLC
                                                                                    and FASCore,
                                                                                    LLC
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Senior Vice President,          34         Manager,
McDonald (59)                2001 to        Corporate Administration                  Greenwood
                             present        of Great-West Life &                     Investments,
                                            Annuity Insurance Company,                   LLC;
                                            GWL&A Financial, Inc., the                Director,
                                            United States Operations                  Great-West
                                            of The Great-West Life                     Benefit
                                            Assurance Company, the                    Services,
                                            United States Operations                  Inc., GWL
                                            of The Canada Life                       Properties,
                                            Assurance Company; Senior                    Inc.
                                            Vice President, Corporate
                                            Finance and Investment
                                            Operations of Canada Life
                                            Insurance Company of
                                            America, EMJAY
                                            Corporation, EMJAY
                                            Retirement Plan Services,
                                            Inc., FASCore, LLC and
                                            Orchard Trust Company,
                                            LLC.  Senior Vice
                                            President and Treasurer,
                                            GW Capital Management,
                                            LLC, and Orchard Capital
                                            Management, LLC;
                                            President, Greenwood
                                            Investments, LLC
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President, Counsel         34           None
Byrne (50)                   1997 to        and Associate Secretary,
                             present        Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company, Canada
                                            Life Insurance Company of
                                            America, the United States
                                            Operations of The
                                            Great-West Life Assurance
                                            Company, the United States
                                            Operations of The Canada
                                            Life Assurance Company;
                                            Vice President, Counsel
                                            and Secretary, FASCore,
                                            LLC; Vice President and
                                            Counsel, Orchard Trust
                                            Company, LLC; Secretary
                                            and Chief Compliance
                                            Officer, GW Capital
                                            Management, LLC, Orchard
                                            Capital Management, LLC,
                                            GWFS Equities, Inc.,  and
                                            Advised Assets Group, LLC;
                                            Secretary and Compliance
                                            Officer, EMJAY
                                            Corporation, EMJAY
                                            Retirement Plan Services,
                                            Inc., BenefitsCorp, Inc.,
                                            BenefitsCorp, Inc. of
                                            Wyoming, Secretary,
                                            Greenwood Investments, LLC
                                            and One Orchard Equities,
                                            Inc.
--------------- ------------ -------------- ---------------------------- ---------- ---------------

*   Refers to a Director or officer who is an "interested person" of Maxim
    Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
    Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

--------------------- --------------- ----------------- ---------------- -----------------
Name of Independent     Aggregate        Pension or        Estimated          Total
      Director         Compensation      Retirement         Annual         Compensation
                        from Fund         Benefits       Benefits Upon    from Fund and
                                      Accrued as Part     Retirement       Fund Complex
                                      of Fund Expenses                       Paid to
                                                                           Directors**
--------------------- --------------- ----------------- ---------------- -----------------
--------------------- --------------- ----------------- ---------------- -----------------
Rex Jennings             $32,250             0                 0             $32,250
--------------------- --------------- ----------------- ---------------- -----------------
--------------------- --------------- ----------------- ---------------- -----------------
Richard P. Koeppe        $32,250             0                 0             $32,250
--------------------- --------------- ----------------- ---------------- -----------------
--------------------- --------------- ----------------- ---------------- -----------------
Sanford Zisman           $32,250             0                 0             $32,250
--------------------- --------------- ----------------- ---------------- -----------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.


ITEM 2.  CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

    (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

    (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

    (3) Compliance with applicable governmental laws, rules, and regulations;

    (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

    (5) Accountability for adherence to the code.

(c) During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f) A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies and Procedures.

        Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

        Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund:
        (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

        Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the
________________
(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

        Fund's auditors to (a) the Fund's investment adviser;
        and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

        Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)     (2) 100% of the services described pursuant to paragraphs (b) through
        (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000 and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
    (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

__________________
(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

    (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ W. T. McCallum
        ------------------------
        W. T. McCallum President

Date:   February 28, 2006


By:     /s/ G. R. McDonald
        ------------------------
        G. R. McDonald Treasurer

Date:   February 28, 2006